Business Combinations - Pro Forma Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations
Total operating revenue	$ 793,447
Net loss	(259,282)
Net loss attributable to non-controlling interest	(214,167)
Net loss attributable to controlling interest	$ (45,115)